Commitments and Contingencies (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Future Minimum Rental Payments for Operating Leases

Following is a schedule of minimum lease payments for non-cancelable operating leases as of September 28, 2012 ($ in millions):

Fiscal 2013	$44
Fiscal 2014	33
Fiscal 2015	26
Fiscal 2016	12
Fiscal 2017	6
Thereafter	24

145
Less sublease income	11

Total	$134